Related Party Transactions And Amounts Outstanding With Related Parties (Parenthetical) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended						0 Months Ended	5 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 17, 2014	Dec. 31, 2014
Related Party Transaction [Line Items]
Due from related parties	$ 102,461		$ 65,998					$ 102,461
Due to related parties	68,927		57,882					68,927
Best Solar
Related Party Transaction [Line Items]
Due from related parties	37,922		35,083					37,922
Due to related parties	23,266		23,349					23,266
JXLXI
Related Party Transaction [Line Items]
Due to related parties	18,064		963					18,064
Payment on behalf of the group	17,164
Saiwen
Related Party Transaction [Line Items]
Due to related parties	3,727		3,741					3,727
Sinoma
Related Party Transaction [Line Items]
Equity interest transferred					100.00%
Business combination, consideration transferred	0	[1]	4,584	[1]	25,455	[1]
Consideration Off-setting payable balance					14,110
Consideration as advance payments for future purchase					11,345
Amendment agreement to reduce the consideration amount			(4,584)
Shunfeng
Related Party Transaction [Line Items]
Due from related parties	10,642		14,537					10,642
Due to related parties	17,673		10,827					17,673
Equity interest transferred	100.00%
Business combination, consideration transferred	3,269	[2]	0	[2]	0	[2]
HJWY
Related Party Transaction [Line Items]
Due from related parties	2,713		5,819					2,713
SPI
Related Party Transaction [Line Items]
Due to related parties	247							247
Receivables waived and written off	18,364	[3]	0	[3]	0	[3]
Due from related parties	16,766							16,766
Century
Related Party Transaction [Line Items]
Due from related parties
Payment on behalf of a related party	0	[4]	0	[4]	3,774	[4]
Heng Rui Xin Energy (HK) Co
Related Party Transaction [Line Items]
Due from related parties	27,910		726					27,910
Due to related parties			13,989
Due to related parties	3,000							3,000
Payment on behalf of the group	0	[5]	0	[5]	18,164	[5]
Deposits made on behalf the Group	32,055							32,055
Outstanding deposit balance	24,635							24,635
Number of warrants issued							6,600,000
Proceeds allocated to debt instruments							10,000
Loans borrowed from HRX	3,000	[6]	0	[6]	0	[6]
Geermu Hydropower
Related Party Transaction [Line Items]
Due from related parties
Xinyu State Owned Assets Management Company Limited
Related Party Transaction [Line Items]
Due from related parties	1,373							1,373
Due to related parties	769							769
Convertible Promissory Note
Related Party Transaction [Line Items]
Proceeds allocated to debt instruments	10,000		0		0		9,613
Convertible Promissory Note | Heng Rui Xin Energy (HK) Co
Related Party Transaction [Line Items]
Aggregate principal amount of Convertible Notes							10,000
Modules | Best Solar
Related Party Transaction [Line Items]
Purchases from related parties					1,434
Modules | Xinyu State Owned Assets Management Company Limited
Related Party Transaction [Line Items]
Sales to related parties	1,437	[7]	0	[7]	0	[7]
PV Products | Best Solar
Related Party Transaction [Line Items]
Sales to related parties	0	[8]	0	[8]	2,281	[8]
PV Products | Sinoma
Related Party Transaction [Line Items]
Purchases from related parties	8,975	[1]	6,722	[1]	6,220	[1]
PV Products | Shunfeng
Related Party Transaction [Line Items]
Purchases from related parties	33,250	[2]	10,072	[2]	0	[2]
Sales to related parties	25,032	[2]	34,296	[2]	0	[2]
PV Products | Heng Rui Xin Energy (HK) Co
Related Party Transaction [Line Items]
Purchases from related parties	1,097	[5]	0	[5]	0	[5]
Sales to related parties	10,169	[5]	0	[5]	0	[5]
PV Products | Geermu Hydropower
Related Party Transaction [Line Items]
Sales to related parties	0	[9]	0	[9]	951	[9]
PV Products | Xinyu State Owned Assets Management Company Limited
Related Party Transaction [Line Items]
Sales to related parties	1,437
Low Value Consumables | JXLXI
Related Party Transaction [Line Items]
Purchases from related parties	1,246	[10]	1,021	[10]	652	[10]
Auxiliary | Saiwen
Related Party Transaction [Line Items]
Purchases from related parties	0	[11]	69	[11]	3,056	[11]
Crucibles | Sinoma
Related Party Transaction [Line Items]
Due from related parties			2,898
Due to related parties	1,890		5,013					1,890
Wafers | HJWY
Related Party Transaction [Line Items]
Sales to related parties	91		6,466
PV Products and Cables | SPI
Related Party Transaction [Line Items]
Sales to related parties	12,977	[3]	0	[3]	0	[3]		12,977
General and administrative expenses
Related Party Transaction [Line Items]
Provision for doubtful recoveries of receivable			9,793
General and administrative expenses | Best Solar
Related Party Transaction [Line Items]
Provision for doubtful recoveries of receivable	(3,249)		7,087
General and administrative expenses | Century
Related Party Transaction [Line Items]
Provision for doubtful recoveries of receivable			$ 4,126

[1]	JXLDK purchased PV products from Jiangxi Sinoma New Solar Materials Co., Ltd. ("Sinoma"), which is an equity method investee of JXLDK, amounting to US$6,220, US$6,722 and US$8,975 during the years ended December 31, 2012, 2013 and 2014, respectively. In 2012, the Group transferred 100% equity interest of GE ER MU LDK Solar Power Co., Ltd. ("LDK GRM") to Sinoma for a consideration of US$25,455. The Group and Sinoma agreed to settle the consideration through off-setting the Group's payable balance due to Sinoma of US$14,110 with the remaining amount of US$11,345 recorded as advance payments for future purchase of crucibles. In 2013, the Group and Sinoma entered into an amendment agreement to reduce the consideration by US$4,584. The outstanding amount due to Sinoma was US$5,013 and US$1,890 as of December 31, 2013 and 2014 and due from Sinoma was US$2,898 and US$ nil as of December 31, 2013 and 2014.
[2]	Mr. Kin-Ming Cheng, the wholly owner of Fulai, is a major shareholder of Shunfeng Photovoltaic International Limited and its affiliates ("Shunfeng"). Fulai is a major shareholder of the Company. The Group sold PV products to Shunfeng amounting to US$34,296 and US$25,032 during the years ended December 31, 2013 and 2014, respectively. The Group purchased PV products from Shunfeng, amounting to US$10,072 and US$33,250 during the years ended December 31, 2013 and 2014 respectively. In 2014, the Group transferred 100% equity interest of Taojiang LDK PV Technology Co., Ltd. ("LDK TJ") to Shunfeng for a consideration of US$3,269. The outstanding amount due to Shunfeng was US$10,827 and US$17,673 as of December 31, 2013 and 2014 and due from Shunfeng was US$14,537 and US$10,642 as of December 31, 2013 and 2014.
[3]	SPI was a former subsidiary of the Group and transactions between the Group and SPI were eliminated in the Group's consolidated financial statements until SPI was deconsolidated on August 11, 2014 (See Note 20). From August 12, 2014 to December 31, 2014, the Group sold PV products of US$12,977 to SPI. The Group entered into a settlement agreement with SPI on December 30, 2014. Pursuant to the settlement agreement, the Group agreed to waive and write-off receivables due from SPI of US$18,364 arising from the Group's sales to SPI prior to January 1, 2014. The outstanding amount due from SPI was US$16,766 as of December 31, 2014 and due to SPI was US$247 as of December 31, 2014.
[4]	The Group paid US$3,774 for the PV project construction on behalf of Century Solar Jewel Investments S.A. ("Century"), which is an equity method investee of LDK Europe during the year ended December 31, 2012. The outstanding amount due from Century was US$ nil and US$ nil as of December 31, 2013 and 2014, respectively. The Group recognized a provision for doubtful recoveries of receivable from Century of US$ nil, US$4,126 and US$ nil during the years ended December 31, 2012, 2013 and 2014, respectively, which is included in general and administrative expenses in the Group's consolidated statements of operations.
[5]	Heng Rui Xin Energy Co., Ltd. ("HRX China"), a PRC company, is a shareholder of the Company. HRX China paid US$18,164, US$ nil and US$ nil for the miscellaneous expense on behalf of the Group during the years ended December 31, 2012, 2013 and 2014, respectively. The Group sold PV products to HRX China amounting to US$ 10,169 during the year ended December 31, 2014. The Group purchased PV products from HRX China amounting to US$1,097 during the year ended December 31, 2014. In accordance with the Working Capital Facility Agreement, certain of the Group's onshore subsidiaries have deposited with HRX China the loan proceeds drawn down from the Working Capital Facility Agreement as well as the collection of their trade accounts receivable. In addition, the trade accounts payable and operating expenses of these onshore subsidiaries are also settled by HRX China using these deposits. The Group made deposits to HRX China, net of payments made by HRX China on behalf of the Group, amounting to US$32,055 during the year ended December 31, 2014. The outstanding deposit balance of US$24,635 as of December 31, 2014 was fully settled (on a rolling basis) by February 28, 2015. The outstanding amount due to HRX China was US$13,989 and US$ nil, and due from HRX China was US$726 and US$27,910 as of December 31, 2013 and 2014, respectively.
[6]	On December 17, 2014, the Company issued US$10,000 in aggregate principal amount of convertible promissory notes due April 2020 and 6,600,000 warrants to Heng Rui Xin Energy (HK) Co., Limited ("HRX"), a shareholder of the Company, for proceeds of US$10,000. The Group obtained a loan of US$3,000 from HRX during the year ended December 31, 2014. The outstanding amount due to HRX was US$ nil and US$ 3,000 as of December 31, 2013 and 2014, respectively.
[7]	The Group sold PV products of US$1,437 to Xinyu State-owned Assets Management Co., Ltd. ("XYSA"), a shareholder of HRX China during the year ended December 31, 2014. The outstanding amount due from XYSA was US$ 1,373 as of December 31, 2014 and due to XYSA was US$ 769 as of December 31, 2014.
[8]	Best Solar Co., Ltd. ("Best Solar"), an exempted company incorporated with limited liability under the laws of the Cayman Islands is wholly owned by LDK New Energy, a shareholder of the Company. The Group purchased the crystalline modules of US$1,434, US$ nil and US$ nil from Best Solar during the years ended December 31, 2012, 2013 and 2014, respectively. The Group sold PV projects of US$2,281 to Best Solar during the year ended December 31, 2012. The outstanding amount, net of provision, due from Best Solar as of December 31, 2013 and 2014 were US$35,083 and US$37,922 respectively. The outstanding amounts due to Best Solar as of December 31, 2013 and 2014 were US$23,349 and US$23,266, respectively. The Group recognized / (reversed) a provision for doubtful recoveries of receivable from Best Solar of US$ nil, US$7,087 and US$(3,249) during the years ended December 31, 2012, 2013 and 2014, which is included in general and administrative expenses in the Group's consolidated statements of operations.
[9]	The Group sold PV products of US$951, US$ nil and US$ nil to Geermu Hydropower, which is an equity method investee of LDK Solar Power Technology (Xinyu) Engineering Co., Ltd., during the years ended December 31, 2012, 2013 and 2014, respectively. The outstanding amount due from Geermu Hydropower was US$ nil and US$ nil as of December 31, 2013 and 2014, respectively.
[10]	The Group purchased low value consumables from Jiangxi Liuxin Industry Co., Ltd., ("JXLXI") which is a company controlled by Mr. Peng, amounting to US$652, US$1,021 and US$1,246 during the years ended December 31, 2012, 2013 and 2014, respectively. In 2014, JXLXI settled the Group's payables due to its suppliers on behalf of the Group, amounting to US$17,164. The outstanding amount due to JXLXI was US$963 and US$18,064 as of December 31, 2013 and 2014, respectively.
[11]	The Group purchased auxiliary materials of US$3,056, US$69 and US$ nil from Saiwen Industry (Suzhou) Co., Ltd., ("SZSW"), a company controlled by Mr. Peng, during the years ended December 31, 2012, 2013 and 2014, respectively. The outstanding amount due to SZSW was US$3,741 and US$ 3,727 as of December 31, 2013 and 2014.